UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:    811-21037

          BlackRock New York Municipal Bond Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Municipal Bond Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:      888-825-2257

Date of fiscal year end:      August 31, 2007
Date of reporting period:      November 30, 2006

Item 1. Schedule of Investments.

The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
NOVEMBER 30, 2006
BlackRock New York Municipal Bond Trust (BQH)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		LONG-TERM INVESTMENTS—151.5%
		Multi-State—6.6%
Baa1	$ 2,500[3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	$2,913,275
		New York—115.6%
		Albany Indl. Dev. Agcy., Sch. Impvts. Lease Appropriation RB, New Covenant Charter Sch. Proj.,
NR	200	Ser. A, 7.00%, 5/01/25	05/15 @ 102	201,600
NR	130	Ser. A, 7.00%, 5/01/35	05/15 @ 102	130,085
		City of New York, Pub. Impvt. Ad Valorem Ppty. Tax GO,
AA-	960[4]	Ser. D, 5.375%, 6/01/12	N/A	1,048,886
AA-	2,040	Ser. D, 5.375%, 6/01/32	06/12 @ 100	2,186,676
		Dorm. Auth.,
BBB	500	Hlth., Hosp. & Nursing Home RB, Mt. Sinai NYU Hlth. Proj., 5.50%, 7/01/26	07/08 @ 100	511,165
AAA	2,500	Hlth., Hosp. & Nursing Home RB, Willow Towers, Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,701,350
AA-	2,465[4]	Univ. & Coll. Impvts. RB, City Univ. Proj., Ser. A, 5.25%, 7/01/11	N/A	2,646,227
AAA	2,500	Univ. & Coll. Impvts. RB, Iona Coll. Proj., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,651,025
NR	250	Univ. & Coll. Impvts. RB, The New Sch. Proj., 5.00%, 7/01/46, MBIA	07/16 @ 100	268,395
AA	2,000	Dutchess Cnty. Ind. Dev. Agcy., Univ. & Coll. Impvts. Lease RB, Vassar Coll. Proj.,
		5.35%, 9/01/40	08/11 @ 101	2,146,120
AAA	2,750	Env. Facs. Corp., Misc. RB, Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,913,570
NR	385	Liberty Dev. Corp., Recreational Fac. Impvts. RB, Nat. Sports Museum Proj., Ser. A,
		6.125%, 2/15/19	02/16 @ 100	409,632
A	3,000	Met. Transp. Auth., Trans. RB, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,185,460
Aa1	2,980	Mtg. Agcy., Local Housing RB, Ser. 101, 5.40%, 4/01/32, AMT	10/11 @ 100	3,089,455
A2	1,100	New York City Hlth. & Hosp. Corp., Hlth., Hosp. Nursing Home Impvts. RB, Ser. A,
		5.375%, 2/15/26	02/12 @ 100	1,160,093
AA	2,500	New York City Hsg. Dev. Corp., Local Multi-Fam. Hsg. Local Housing RB, Ser. A, 5.50%,
		11/01/34, AMT	05/12 @ 100	2,607,950
		New York City Indl. Dev. Agcy., Port, Arpt. & Marina Impvts. RB,
B	1,250	American Airlines Inc Proj., 7.625%, 8/01/25, AMT	08/16 @ 101	1,501,338
B	1,000	American Airlines Inc Proj., 7.75%, 8/01/31, AMT	08/16 @ 101	1,211,050
AAA	500	New York City Indl. Dev. Agcy., Recreational Fac. Impvts. RB, Yankee Stad. Pilot Proj.,
		5.00%, 3/01/36, MBIA	09/16 @ 100	540,020
AAA	650	New York City Mun. Fin. Auth., Wtr. & Swr. Sys. RB, Second Gen. Resolution Proj., Ser.
		A, 4.50%, 6/15/37, MBIA	06/16 @ 100	661,349
AAA	2,500	New York City Mun. Wtr. Fin. Auth., Wtr. RB, Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,654,150
BBB	1,445	New York Cntys. Tobacco Trust III, Misc. Tobacco Settlement Funded RB, 6.00%, 6/01/43	06/13 @ 100	1,563,909
		Port Auth. of New York & New Jersey, Port, Arprt. & Marina RB,
Caa1	2,600	Contl. Airlines Proj., 9.125%, 12/01/15, AMT	01/07 @ 100	2,711,020
AAA	2,750	Ser. 126, 5.25%, 5/15/37, FGIC, AMT	05/12 @ 101	2,928,860
		Suffolk Cnty. Indl. Dev. Agcy.,
BBB-	260	Hlth., Hosp. & Nurshing Home RB, Jeffersons Ferry Proj., 5.00%, 11/01/28	11/16 @ 100	272,420
A	500	Ind. Impvts. RB, Keyspan Port Jefferson Proj., 5.25%, 6/01/27, AMT	06/13 @ 100	526,985
AAA	3,000[4]	TSASC, Inc., Rec. Recovery Impvts. Tobacco Settlement Funded RB, Ser. 1, 5.75%,
		7/15/12	N/A	3,333,240
AAA	5,000[4]	Urban Dev. Corp., Correctional Fac. Impvts. Income Tax RB, Ser. A, 5.25%, 3/15/12	N/A	5,420,550
				51,182,580
		Puerto Rico—29.3%
BBB	3,650	Children's Trust Fund Tobacco Settlement Funded RB, 5.625%, 5/15/43	05/12 @ 100	3,850,312
A3	2,000	Elec. Pwr. Auth., Elec. Pwr. & Lt. Impvts. RB, Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,136,900
AAA	2,000[4]	Hwy. & Transp. Auth., Hwy. Impvts. Hwy. Tolls RB, Ser. D, 5.25%, 7/01/12	N/A	2,176,140
		Pub. Bldgs. Auth., Pub. Impvts. Lease RB,
BBB	1,980[4]	Ser. D, 5.25%, 7/01/12	N/A	2,148,102
BBB	720	Ser. D, 5.25%, 7/01/27	07/12 @ 100	765,000

1

BlackRock New York Municipal Bond Trust (BQH) (continued)
(Percentage of Net Assets)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value
		Puerto Rico—(cont'd)
BBB	$ 1,825	Comnwlth. of Puerto Rico, Pub. Impvt. Fuel Sales Tax GO, Ser. A, 5.125%, 7/01/31	07/11 @ 100	$1,900,865
				12,977,319
		Total Long-Term Investments (cost $61,586,586)		67,073,174
	Shares
	(000)
		MONEY MARKET FUND—0.6%
NR	250	AIM Tax Free Cash Reserve Portfolio - Institutional Class, (cost $250,000)	N/A	250,000
		Total Investments —152.1% (cost $61,836,5865)		$67,323,174
		Other assets in excess of liabilities —2.6%		1,148,565
		Preferred shares at redemption value, including dividends payable —(54.7)%		(24,204,110)
		Net Assets Applicable to Common Shareholders—100%		$44,267,629

__________
[1]	Using the highest of Standard & Poor's, Moody's Investors Service or Fitch's Ratings.

[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of November 30, 2006, the Trust held 6.6% of its net assets, with a current market value of $2,913,275, in securities restricted as to resale.

[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

[5]	Cost for federal income tax purposes is $61,828,725. The net unrealized appreciation on a tax basis is $5,494,449, consisting of $5,494,449 gross unrealized appreciation and $0 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMT	—	Subject to Alternative Minimum Tax	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	RB	—	Revenue Bond
GO	—	General Obligation	XLCA	—	XL Capital Assurance

2

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BlackRock New York Municipal Bond Trust

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: January 25, 2007

By:	/s/ Donald C. Burke
Name: Donald C. Burke
Title: Treasurer and Principal Financial Officer
Date: January 25, 2007